Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue recognised under IFRS 16
Fixed consideration – leasing component	$ 16,846,481	$ 14,586,315	$ 62,995
Revenue recognised under IFRS 15
Fixed consideration – service component	7,112,959	6,158,667	26,598
Ancillary services	20,125,934	15,094,286
Revenue recognised	27,238,893	21,252,953	26,598
Total revenue	$ 44,085,374	$ 35,839,268	$ 89,593